Contract Costs (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Summary of Capitalised Contract Costs (Net)
	As of February 28, 2021	As of February 29, 2020
	US$	US$
Capitalised contract costs (net)	2,773,611	—

Summary of Movement in Capitalised Contract Costs

The movement in capitalised contract costs is as follows:

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Balance as of beginning of financial year	—	—
Contract costs incurred	5,350,000	—
Amortisation to marketing and sales expenses	(1,153,831)	—
Contract costs refunded	(322,558)	—
Impairment loss	(1,100,000)	—
Balance as of end of financial year	2,773,611	—